Debt - Additional information (Details)		1 Months Ended			9 Months Ended	12 Months Ended
	May 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Nov. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	May 31, 2025 EUR (€)	May 31, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Scheduled future principal payments, in fiscal 2026										$ 115,200,000
Scheduled future principal payments, in fiscal 2027										24,900,000
Scheduled future principal payments, in fiscal 2028										2,700,000,000
Scheduled future principal payments, in fiscal 2029										8,700,000
Scheduled future principal payments, in fiscal 2030										1,100,000,000
Scheduled future principal payments, thereafter										3,800,000,000
Interest paid						$ 356,500,000	$ 250,100,000	$ 271,300,000
Amortization of financing fees and accretion of original issue discounts						$ 10,200,000	7,200,000	$ 8,500,000
Senior Notes
Debt Instrument [Line Items]
Principal amount | €									€ 1,000,000,000
Multi-currency revolving credit facility due in 2030
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 4,500,000,000												$ 2,400,000,000
Borrowings outstanding							0			0
Commercial Paper Program
Debt Instrument [Line Items]
Maximum borrowing capacity										4,500,000,000	$ 3,400,000,000
Debt term						365 days
Short-term debt							0			0
364-Day Revolving Credit Facility Due In 2025
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 1,000,000,000
Debt term				364 days
Receivables securitization facility due in 2028
Debt Instrument [Line Items]
Maximum borrowing capacity		1,500,000,000												$ 1,450,000,000
Borrowings outstanding							0			0
Potential increase in receivables securitization facility	$ 250,000,000	$ 500,000,000
Money Market Facility from April 1 through December 30
Debt Instrument [Line Items]
Maximum borrowing capacity										500,000,000
Money Market Facility from December 1 through March 31
Debt Instrument [Line Items]
Maximum borrowing capacity										750,000,000
Money market facility due in 2027
Debt Instrument [Line Items]
Borrowings outstanding							$ 0			0
Working Capital Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 500,000,000
Borrowings outstanding										0
Term loan due in 2027
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 1,500,000,000
Principal repaid					$ 700,000,000
2027 Notes
Debt Instrument [Line Items]
Principal amount										$ 500,000,000
Interest rate									4.625%	4.625%
2027 Notes | Senior Notes
Debt Instrument [Line Items]
Principal amount																$ 500,000,000
Interest rate																4.625%
Percentage of principal amount																99.815%
Effective yield percentage																4.634%
2029 Notes
Debt Instrument [Line Items]
Principal amount										$ 600,000,000
Interest rate									4.85%	4.85%
2029 Notes | Senior Notes
Debt Instrument [Line Items]
Principal amount																$ 600,000,000
Interest rate																4.85%
Percentage of principal amount																99.968%
Effective yield percentage																4.852%
2035 Notes
Debt Instrument [Line Items]
Principal amount										$ 700,000,000
Interest rate									5.15%	5.15%
2035 Notes | Senior Notes
Debt Instrument [Line Items]
Principal amount																$ 700,000,000
Interest rate																5.15%
Percentage of principal amount																99.945%
Effective yield percentage																5.153%
€500,000, 2.875% senior notes due 2028
Debt Instrument [Line Items]
Principal amount | €									€ 500,000
Interest rate									2.875%	2.875%
€500,000, 2.875% senior notes due 2028 | Senior Notes
Debt Instrument [Line Items]
Principal amount | €													€ 500,000,000
Interest rate													2.875%	2.875%
Percentage of principal amount													99.96%	99.96%
Effective yield percentage													2.876%	2.876%
€500,000, 3.625% senior notes due 2032
Debt Instrument [Line Items]
Principal amount | €									€ 500,000
Interest rate									3.625%	3.625%
€500,000, 3.625% senior notes due 2032 | Senior Notes
Debt Instrument [Line Items]
Principal amount | €													€ 500,000,000
Interest rate													3.625%	3.625%
Percentage of principal amount													99.757%	99.757%
Effective yield percentage													3.634%	3.634%
$500,000, 3.250% senior notes due 2025
Debt Instrument [Line Items]
Principal amount										$ 500,000,000
Interest rate									3.25%	3.25%
$500,000, 3.250% senior notes due 2025 | Senior Notes
Debt Instrument [Line Items]
Principal repaid			$ 500,000,000
Interest rate			3.25%